Debt (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Nov. 27, 2024	Nov. 01, 2024	Oct. 13, 2024	Oct. 12, 2024	Sep. 29, 2024	Sep. 24, 2024	Sep. 14, 2024	Aug. 31, 2024	Aug. 01, 2024	Jul. 31, 2024	Jul. 01, 2024	Jun. 01, 2024	May 31, 2024	Apr. 01, 2024	Mar. 06, 2024	Feb. 26, 2024	Dec. 31, 2023	Dec. 19, 2023	Nov. 30, 2023	Sep. 10, 2023	Jul. 31, 2023	Dec. 12, 2022	May 18, 2019	Sep. 15, 2018
Debt
Short-term debt, related parties	$ 1,442,500	$ 19,973,000
Liminatus Pharma, LLC
Debt
Short-term debt, related parties		19,973,000																	$ 16,050,000
Related party
Debt
Short-term debt, related parties	1,442,500	19,973,000
Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		19,973,000																	16,050,000
Feelux Bonds | Related party
Debt
Short-term debt, related parties		10,000,000																								$ 10,000,000
Feelux Bonds | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		10,000,000																	10,000,000							$ 10,000,000
Car-Tcellkor Loan | Related party
Debt
Short-term debt, related parties	0	800,000																							$ 800,000
Car-Tcellkor Loan | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		800,000																	800,000						$ 800,000
Ewon December 2022 Loan | Related party
Debt
Short-term debt, related parties																								$ 5,000,000
Ewon December 2022 Loan | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		2,000,000																	2,000,000					$ 5,000,000
Valetudo December 2022 Loans | Related party
Debt
Short-term debt, related parties		700,000
Valetudo December 2022 Loans | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		700,000																	700,000
Valetudo June 2023 Loans | Related party
Debt
Short-term debt, related parties	200,000	500,000
Valetudo June 2023 Loans | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		500,000																	500,000
Valetudo July 2023 Loan | Related party
Debt
Short-term debt, related parties	250,000	250,000																					$ 250,000
Valetudo July 2023 Loan | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		250,000																	250,000				$ 300,000
Valetudo August 2023 Loans | Related party
Debt
Short-term debt, related parties		400,000
Valetudo August 2023 Loans | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		400,000																	400,000
Ewon September 2023 Loan | Related party
Debt
Short-term debt, related parties		200,000																				$ 200,000
Ewon September 2023 Loan | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		200,000																	200,000			$ 200,000
Valetudo November 2023 Loan | Related party
Debt
Short-term debt, related parties		200,000																			$ 200,000
Valetudo November 2023 Loan | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		200,000																	200,000		$ 200,000
Ewon December 2023 Loan | Related party
Debt
Short-term debt, related parties		1,000,000																		$ 1,000,000
Ewon December 2023 Loan | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		1,000,000																	1,000,000	$ 1,000,000
Valetudo January 2024 Loans | Related party
Debt
Short-term debt, related parties		750,000
Valetudo January 2024 Loans | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		750,000
Prophase February 2024 Loan | Related party
Debt
Short-term debt, related parties	31,500	200,000																$ 200,000
Prophase February 2024 Loan | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		200,000																$ 200,000
Prophase March 2024 Loan | Related party
Debt
Short-term debt, related parties	250,000	250,000															$ 250,000
Prophase March 2024 Loan | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		250,000															$ 300,000
Prophase April 2024 Loan | Related party
Debt
Short-term debt, related parties		250,000														$ 250,000
Prophase April 2024 Loan | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		250,000														$ 300,000
Prophase May 2024 Loans | Related party
Debt
Short-term debt, related parties	240,000	790,000											$ 520,000	$ 270,000	$ 790,000
Prophase May 2024 Loans | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		790,000											$ 500,000	$ 300,000	$ 800,000
Prophase July 2024 Loans | Related party
Debt
Short-term debt, related parties	83,000	83,000					$ 50,000	$ 3,000	$ 30,000			$ 83,000
Prophase July 2024 Loans | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		83,000					$ 50,000	$ 3,000	$ 30,000			$ 83,000
Prophase August 2024 Loans | Related party
Debt
Short-term debt, related parties	50,000	50,000			$ 20,000	$ 30,000				$ 50,000
Prophase August 2024 Loans | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		50,000			$ 20,000	$ 30,000				$ 50,000
Hana August 2024 Loans | Related party
Debt
Short-term debt, related parties	50,000	850,000									$ 850,000
Hana August 2024 Loans | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		850,000									$ 900,000								0
Amantes November 2024 Loans | Related party
Debt
Short-term debt, related parties	$ 150,000	700,000	$ 300,000	$ 400,000
Amantes November 2024 Loans | Related party | Liminatus Pharma, LLC
Debt
Short-term debt, related parties		$ 700,000	$ 300,000	$ 400,000															$ 0